Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000026761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares
C000026763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000168177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000026762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000026761
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%	3.40%	2.21%
Without Sales Load [Member] | C000026763
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	3.54%	2.46%
Without Sales Load [Member] | C000168177
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%	3.56%	2.47%
Without Sales Load [Member] | C000026762
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%	3.46%	2.37%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.13%	0.17%	1.70%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.13%	0.17%	1.70%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.13%	0.17%	1.70%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.13%	0.17%	1.70%
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	3.97%	3.49%	2.43%
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	3.97%	3.49%	2.43%
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	3.97%	3.49%	2.43%
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	3.97%	3.49%	2.43%